REVENUE AND GEOGRAPHY INFORMATION (Tables)	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE AND GEOGRAPHY INFORMATION
	Six months ended September 30,
	2024	2025
	RMB	RMB
Feature phone	39,997	29,843
Smart phone	14,764	7,594
Pad/Laptop	40,550	57,471
Others	43,094	4,623
Total	138,405	99,531